Schedule of Investments (unaudited) September 30, 2019	LifePath Dynamic 2035 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(e) — 108.8%

Equity Funds — 75.9%
Active Stock Master Portfolio	$22,512,396	$22,512,396
BlackRock Advantage Emerging Markets Fund — Class K(a)	419,094	4,190,944
BlackRock Tactical Opportunities Fund — Class K	119,885	1,636,428
International Tilts Master Portfolio	7,288,172	7,288,172
iShares Developed Real Estate Index Fund — Class K	178,975	2,018,833
iShares Edge MSCI Multifactor International ETF(b)	21,393	545,521
iShares Edge MSCI Multifactor USA ETF	16,995	542,480
iShares MSCI EAFE Small-Cap ETF(b)	29,321	1,678,041

		40,412,815

Fixed Income Funds — 20.5%
CoreAlpha Bond Master Portfolio	6,983,905	6,983,905

Security	Shares/ Investment Value	Value

Fixed Income Funds (continued)
iShares TIPS Bond ETF	$21,731	$2,527,098
Master Total Return Portfolio	1,399,904	1,399,904

		10,910,907

Short-Term Securities — 12.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(c)(d)	1,393,486	1,394,183
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(c)	5,194,304	5,194,304

		6,588,487

Total Affiliated Investment Companies — 108.8% (Cost — $52,437,115)		57,912,209

Liabilities in Excess of Other Assets — (8.8)%		(4,679,426)

Net Assets — 100.0%		$53,232,783

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.
(e)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/2018	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio(b)	$17,201,161	$5,311,235	$—	$22,512,396	$22,512,396	$303,063		$1,426,109	$3,554,030
BlackRock Advantage Emerging Markets Fund — Class K	288,485	170,803	(40,194)	419,094	4,190,944	—		(36,271)	159,662
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	1,249,787	143,699	—	1,393,486	1,394,183	3,202	(c)	743	(2)
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	467,926	4,726,378	—	5,194,304	5,194,304	25,872		—	—
BlackRock Tactical Opportunities Fund — Class K	102,371	23,156	(5,642)	119,885	1,636,428	—		1,489	(2,018)
CoreAlpha Bond Master Portfolio(b)	$5,494,666	$1,489,239	$—	$6,983,905	6,983,905	140,705		172,771	557,727
International Tilts Master Portfolio(b)	$5,050,546	$2,237,626	$—	$7,288,172	7,288,172	174,447		31,445	537,620
iShares U.S. Real Estate ETF(d)	—	11,285	(11,285)	—	—	—		(1,013)	—
Master Total Return Portfolio(b)	$1,266,978	$132,926	$—	$1,399,904	1,399,904	64,197		33,690	273,325

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2035 Master Portfolio

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/2018	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares Developed Real Estate Index Fund — Class K	—	266,356	(87,381)	178,975	$2,018,833	$1	$(874)	$8,907
iShares International Developed Real Estate ETF(d)	—	21,494	(21,494)	—	—	3,581	(3,698)	—
iShares Edge MSCI Multifactor International ETF	48,587	—	(27,194)	21,393	545,521	20,136	45,741	39,317
iShares Edge MSCI Multifactor USA ETF	29,879	1,568	(14,452)	16,995	542,480	10,959	70,408	53,802
iShares MSCI Canada ETF(d)	1,178	—	(1,178)	—	—	—	(607)	4,244
iShares MSCI EAFE Small-Cap ETF	24,627	7,654	(2,960)	29,321	1,678,041	23,516	(23,655)	154,736
iShares TIPS Bond ETF	10,594	12,631	(1,494)	21,731	2,527,098	26,705	3,045	87,418

					$57,912,209	$796,384	$1,719,323	$5,428,768

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities

(d)	As of period end, the entity is no longer held by the Lifepath Dynamic Master Portfolio.

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviations

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2035 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	8	12/19/19	$1,203	$1,374
Ultra Long U.S. Treasury Bond	1	12/19/19	192	(1,290)
E-Mini MSCI EAFE Index	18	12/20/19	1,709	(2,784)
Russell 2000 E-Mini Index	17	12/20/19	1,296	(46,064)
S&P 500 E-Mini Index	11	12/20/19	1,638	(13,981)

				(62,745)

Short Contracts
10-Year U.S. Treasury Note	17	12/19/19	2,215	14,753
10-Year U.S. Ultra Long Treasury Bond	5	12/19/19	712	6,120

				20,873

				$(41,872)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	4,000	USD	2,701	JPMorgan Chase Bank N.A.	10/15/19	$—
AUD	1,000	USD	674	Standard Chartered Bank	10/15/19	2
AUD	39,000	USD	26,301	State Street Bank and Trust Co.	10/15/19	35
CAD	4,000	USD	3,017	Bank of America N.A.	10/15/19	3
CAD	55,000	USD	41,409	Standard Chartered Bank	10/15/19	115
CAD	5,000	USD	3,746	UBS AG	10/15/19	29
GBP	5,000	USD	6,100	Bank of America N.A.	10/15/19	51
GBP	1,000	USD	1,222	Barclays Bank PLC	10/15/19	8
GBP	5,000	USD	6,133	Citibank N.A.	10/15/19	18
HKD	605,000	USD	77,198	JPMorgan Chase Bank N.A.	10/15/19	9
HKD	3,000	USD	383	Standard Chartered Bank	10/15/19	—
ILS	22,000	USD	6,225	Bank of America N.A.	10/15/19	108
JPY	512,000	USD	4,739	Nomura International PLC	10/15/19	—
JPY	2,875,000	USD	26,611	State Street Bank and Trust Co.	10/15/19	1
SGD	1,000	USD	724	Citibank N.A.	10/15/19	—
SGD	2,000	USD	1,447	Citibank N.A.	10/15/19	1
SGD	2,000	USD	1,442	State Street Bank and Trust Co.	10/15/19	5
SGD	6,000	USD	4,324	UBS AG	10/15/19	18
USD	679	AUD	1,000	Citibank N.A.	10/15/19	4
USD	30,507	AUD	45,000	JPMorgan Chase Bank N.A.	10/15/19	120
USD	53,020	AUD	78,000	JPMorgan Chase Bank N.A.	10/15/19	349
USD	22,289	AUD	33,000	State Street Bank and Trust Co.	10/15/19	5
USD	7,567	CAD	10,000	Standard Chartered Bank	10/15/19	17
USD	15,117	CHF	15,000	Bank of America N.A.	10/15/19	71
USD	17,232	CHF	17,000	State Street Bank and Trust Co.	10/15/19	179
USD	2,259	EUR	2,000	BNP Paribas S.A.	10/15/19	77
USD	1,135	EUR	1,000	Bank of America N.A.	10/15/19	44
USD	3,282	EUR	3,000	Bank of America N.A.	10/15/19	9
USD	1,124	EUR	1,000	Deutsche Bank AG	10/15/19	33

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,306	EUR	3,000	Deutsche Bank AG	10/15/19	$33
USD	15,506	EUR	14,000	Deutsche Bank AG	10/15/19	232
USD	21,092	EUR	19,000	Goldman Sachs International	10/15/19	363
USD	1,107	EUR	1,000	State Street Bank and Trust Co.	10/15/19	16
USD	1,112	EUR	1,000	State Street Bank and Trust Co.	10/15/19	21
USD	4,458	EUR	4,000	State Street Bank and Trust Co.	10/15/19	94
USD	7,928	EUR	7,000	State Street Bank and Trust Co.	10/15/19	291
USD	29,356	EUR	26,000	State Street Bank and Trust Co.	10/15/19	990
USD	133,279	EUR	121,000	State Street Bank and Trust Co.	10/15/19	1,266
USD	1,243	GBP	1,000	Barclays Bank PLC	10/15/19	13
USD	2,499	GBP	2,000	Deutsche Bank AG	10/15/19	38
USD	2,498	GBP	2,000	JPMorgan Chase Bank N.A.	10/15/19	38
USD	63,685	GBP	51,000	JPMorgan Chase Bank N.A.	10/15/19	944
USD	2,469	GBP	2,000	State Street Bank and Trust Co.	10/15/19	9
USD	19,473	JPY	2,061,000	Citibank N.A.	10/15/19	396
USD	50,459	JPY	5,435,000	Citibank N.A.	10/15/19	150
USD	181,186	JPY	19,427,000	JPMorgan Chase Bank N.A.	10/15/19	1,362
USD	116	NOK	1,000	BNP Paribas S.A.	10/15/19	6
USD	1,155	NOK	10,000	BNP Paribas S.A.	10/15/19	56
USD	2,930	NOK	26,000	BNP Paribas S.A.	10/15/19	72
USD	26,017	NOK	222,000	Bank of America N.A.	10/15/19	1,609
USD	572	NOK	5,000	Goldman Sachs International	10/15/19	22
USD	893	NOK	8,000	JPMorgan Chase Bank N.A.	10/15/19	14
USD	116	NOK	1,000	Standard Chartered Bank	10/15/19	6
USD	345	NOK	3,000	State Street Bank and Trust Co.	10/15/19	15
USD	3,664	NOK	33,000	State Street Bank and Trust Co.	10/15/19	35
USD	1,260	NZD	2,000	State Street Bank and Trust Co.	10/15/19	8
USD	1,265	NZD	2,000	State Street Bank and Trust Co.	10/15/19	12
USD	1,867	SEK	18,000	BNP Paribas S.A.	10/15/19	37
USD	26,027	SEK	252,000	Citibank N.A.	10/15/19	406
USD	1,146	SEK	11,000	Deutsche Bank AG	10/15/19	28
USD	2,284	SEK	22,000	Deutsche Bank AG	10/15/19	47
USD	12,110	SEK	118,000	State Street Bank and Trust Co.	10/15/19	113
USD	26,055	SGD	36,000	Goldman Sachs International	10/15/19	5
USD	41,401	SGD	57,000	State Street Bank and Trust Co.	10/15/19	155

						10,213

AUD	42,000	USD	29,428	Bank of America N.A.	10/15/19	(1,067)
AUD	4,000	USD	2,769	Goldman Sachs International	10/15/19	(68)
AUD	14,000	USD	9,580	Goldman Sachs International	10/15/19	(126)
AUD	1,000	USD	700	Nomura International PLC	10/15/19	(25)
AUD	3,000	USD	2,092	Nomura International PLC	10/15/19	(66)
AUD	4,000	USD	2,768	Standard Chartered Bank	10/15/19	(67)
AUD	14,000	USD	9,667	State Street Bank and Trust Co.	10/15/19	(213)
AUD	47,000	USD	31,828	State Street Bank and Trust Co.	10/15/19	(90)
CAD	9,000	USD	6,859	JPMorgan Chase Bank N.A.	10/15/19	(64)
CAD	1,000	USD	761	State Street Bank and Trust Co.	10/15/19	(6)
CAD	7,000	USD	5,379	UBS AG	10/15/19	(94)
CHF	2,000	USD	2,033	BNP Paribas S.A.	10/15/19	(27)
CHF	27,000	USD	27,597	Barclays Bank PLC	10/15/19	(514)
CHF	3,000	USD	3,049	JPMorgan Chase Bank N.A.	10/15/19	(40)
EUR	3,000	USD	3,359	BNP Paribas S.A.	10/15/19	(86)

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,000	USD	1,130	Bank of America N.A.	10/15/19	$(39)
EUR	3,000	USD	3,301	Bank of America N.A.	10/15/19	(28)
EUR	10,000	USD	11,074	Bank of America N.A.	10/15/19	(164)
EUR	1,000	USD	1,121	Goldman Sachs International	10/15/19	(30)
EUR	7,000	USD	7,704	JPMorgan Chase Bank N.A.	10/15/19	(67)
EUR	8,000	USD	8,802	JPMorgan Chase Bank N.A.	10/15/19	(74)
EUR	16,000	USD	17,914	JPMorgan Chase Bank N.A.	10/15/19	(458)
EUR	1,000	USD	1,127	Nomura International PLC	10/15/19	(36)
EUR	7,000	USD	7,884	Nomura International PLC	10/15/19	(247)
EUR	1,000	USD	1,124	Standard Chartered Bank	10/15/19	(33)
EUR	3,000	USD	3,306	State Street Bank and Trust Co.	10/15/19	(33)
EUR	3,000	USD	3,404	State Street Bank and Trust Co.	10/15/19	(131)
EUR	9,000	USD	10,032	State Street Bank and Trust Co.	10/15/19	(213)
EUR	13,000	USD	14,403	State Street Bank and Trust Co.	10/15/19	(220)
EUR	117,000	USD	128,514	State Street Bank and Trust Co.	10/15/19	(865)
GBP	17,000	USD	21,407	Barclays Bank PLC	10/15/19	(494)
GBP	41,000	USD	50,749	Goldman Sachs International	10/15/19	(310)
GBP	1,000	USD	1,243	State Street Bank and Trust Co.	10/15/19	(13)
GBP	2,000	USD	2,499	State Street Bank and Trust Co.	10/15/19	(39)
HKD	114,000	USD	14,571	Citibank N.A.	10/15/19	(23)
HKD	84,000	USD	10,746	State Street Bank and Trust Co.	10/15/19	(26)
HKD	4,000	USD	511	UBS AG	10/15/19	(1)
JPY	4,697,000	USD	43,703	Bank of America N.A.	10/15/19	(226)
JPY	246,000	USD	2,294	Deutsche Bank AG	10/15/19	(16)
JPY	273,000	USD	2,583	Deutsche Bank AG	10/15/19	(56)
JPY	440,000	USD	4,080	Deutsche Bank AG	10/15/19	(7)
JPY	123,000	USD	1,170	Goldman Sachs International	10/15/19	(31)
JPY	223,000	USD	2,114	Goldman Sachs International	10/15/19	(50)
JPY	356,000	USD	3,314	Goldman Sachs International	10/15/19	(19)
JPY	14,332,000	USD	133,394	Goldman Sachs International	10/15/19	(732)
JPY	700,000	USD	6,493	JPMorgan Chase Bank N.A.	10/15/19	(13)
JPY	1,037,000	USD	9,832	JPMorgan Chase Bank N.A.	10/15/19	(233)
JPY	89,000	USD	832	Nomura International PLC	10/15/19	(8)
JPY	90,000	USD	834	Nomura International PLC	10/15/19	(1)
JPY	130,000	USD	1,231	Nomura International PLC	10/15/19	(27)
JPY	137,000	USD	1,275	Nomura International PLC	10/15/19	(6)
JPY	399,000	USD	3,765	Nomura International PLC	10/15/19	(72)
JPY	673,000	USD	6,340	Nomura International PLC	10/15/19	(111)
JPY	136,000	USD	1,283	Standard Chartered Bank	10/15/19	(24)
JPY	273,000	USD	2,575	Standard Chartered Bank	10/15/19	(48)
JPY	409,000	USD	3,865	Standard Chartered Bank	10/15/19	(79)
JPY	1,487,000	USD	14,044	Standard Chartered Bank	10/15/19	(280)
JPY	337,000	USD	3,140	State Street Bank and Trust Co.	10/15/19	(20)
JPY	372,000	USD	3,510	State Street Bank and Trust Co.	10/15/19	(66)
JPY	707,000	USD	6,548	State Street Bank and Trust Co.	10/15/19	(4)
JPY	1,074,000	USD	10,009	State Street Bank and Trust Co.	10/15/19	(68)
NOK	133,000	USD	14,656	Bank of America N.A.	10/15/19	(33)
NOK	20,000	USD	2,201	JPMorgan Chase Bank N.A.	10/15/19	(2)
NOK	156,000	USD	17,244	State Street Bank and Trust Co.	10/15/19	(92)
NZD	4,000	USD	2,671	Standard Chartered Bank	10/15/19	(166)
SEK	4,000	USD	425	BNP Paribas S.A.	10/15/19	(19)
SEK	5,000	USD	537	Bank of America N.A.	10/15/19	(29)

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	41,000	USD	4,295	Barclays Bank PLC	10/15/19	$(127)
SEK	186,000	USD	19,949	Barclays Bank PLC	10/15/19	(1,038)
SEK	26,000	USD	2,778	Deutsche Bank AG	10/15/19	(135)
SEK	18,000	USD	1,837	JPMorgan Chase Bank N.A.	10/15/19	(7)
SEK	9,000	USD	964	State Street Bank and Trust Co.	10/15/19	(49)
SEK	132,000	USD	13,577	State Street Bank and Trust Co.	10/15/19	(156)
SGD	7,000	USD	5,118	Bank of America N.A.	10/15/19	(53)
SGD	2,000	USD	1,460	Citibank N.A.	10/15/19	(12)
SGD	3,000	USD	2,171	Citibank N.A.	10/15/19	(1)
SGD	1,000	USD	724	Standard Chartered Bank	10/15/19	(1)
SGD	43,000	USD	31,656	Standard Chartered Bank	10/15/19	(541)
SGD	1,000	USD	731	State Street Bank and Trust Co.	10/15/19	(7)
SGD	1,000	USD	731	State Street Bank and Trust Co.	10/15/19	(8)
SGD	2,000	USD	1,456	State Street Bank and Trust Co.	10/15/19	(9)
SGD	16,000	USD	11,601	State Street Bank and Trust Co.	10/15/19	(24)
SGD	1,000	USD	726	UBS AG	10/15/19	(3)
SGD	8,000	USD	5,809	UBS AG	10/15/19	(20)
USD	10,773	AUD	16,000	State Street Bank and Trust Co.	10/15/19	(31)
USD	5,284	CAD	7,000	Citibank N.A.	10/15/19	(1)
USD	755	CAD	1,000	Deutsche Bank AG	10/15/19	(1)
USD	44,497	CAD	59,000	JPMorgan Chase Bank N.A.	10/15/19	(47)
USD	3,015	CAD	4,000	State Street Bank and Trust Co.	10/15/19	(5)
USD	6,108	GBP	5,000	Citibank N.A.	10/15/19	(43)
USD	2,429	GBP	2,000	State Street Bank and Trust Co.	10/15/19	(31)
USD	8,507	GBP	7,000	State Street Bank and Trust Co.	10/15/19	(104)
USD	5,099	HKD	40,000	Citibank N.A.	10/15/19	(6)
USD	5,231	HKD	41,000	Citibank N.A.	10/15/19	(1)
USD	85,601	HKD	671,000	Deutsche Bank AG	10/15/19	(28)
USD	7,397	HKD	58,000	Goldman Sachs International	10/15/19	(4)
USD	1,435	ILS	5,000	Bank of America N.A.	10/15/19	(4)
USD	2,288	ILS	8,000	Bank of America N.A.	10/15/19	(15)
USD	2,582	ILS	9,000	Nomura International PLC	10/15/19	(9)
USD	48,165	JPY	5,204,000	State Street Bank and Trust Co.	10/15/19	(6)
USD	2,163	SGD	3,000	State Street Bank and Trust Co.	10/15/19	(8)
CAD	77,326	USD	58,458	Bank of America N.A.	12/18/19	(17)
CAD	985,371	USD	747,540	Bank of America N.A.	12/18/19	(2,824)
EUR	996,000	USD	1,101,002	Deutsche Bank AG	12/18/19	(8,949)
EUR	1,631,555	USD	1,816,451	Deutsche Bank AG	12/18/19	(27,550)

						(50,510)

	Net unrealized depreciation					$(40,297)

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2035 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (includinwg the LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$13,139,345	$—	$—	$13,139,345
Short-Term Securities	6,588,487	—	—	6,588,487

Subtotal	$19,727,832	$—	$—	$19,727,832

Investments Valued at Net Asset Value (“NAV”)(a)				38,184,377

Total				$57,912,209

Derivative Financial Instruments(b)
Assets:
Equity contracts	$1,374	$—	$—	$1,374
Forward foreign currency contracts	—	10,213	—	10,213
Interest rate contracts	20,873	—	—	20,873
Liabilities:
Equity contracts	(62,829)	—	—	(62,829)
Forward foreign currency contracts	—	(50,510)	—	(50,510)
Interest rate contracts	(1,290)	—	—	(1,290)

	$(41,872)	$(40,297)	$—	$(82,169)

(a)	Certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.